Income tax - Summary of components of deferred tax assets and deferred tax liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	R$ 1,500,839	R$ 1,244,135	R$ 496,695	R$ 279,401
Deferred tax expense (income)	256,704	747,441	217,292
Deferred tax assets	1,611,882	1,273,069
Deferred tax liabilities	(111,043)	(28,934)
Tax losses carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	575,120	108,138
Deferred tax expense (income)	455,221	100,756	(9,764)
Goodwill on business combinations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	6,376	12,429
Deferred tax expense (income)	(6,053)	(10,409)	535
Provisions for IFAs’ commissions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	71,986	76,974
Deferred tax expense (income)	(4,988)	(17,570)	26,503
Revaluations of financial assets at fair value
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(214,456)	173,740
Deferred tax expense (income)	(239,041)	190,520	(42,039)
Expected credit losses (ii)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	58,208	43,931
Deferred tax expense (income)	14,277	24,487	13,778
Profit sharing plan
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	269,949	260,865
Deferred tax expense (income)	9,084	96,057	23,672
Net gain on hedge instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(11,169)	28,124
Deferred tax expense (income)	(39,293)	7,137	57,371
Share-based compensation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	566,721	385,594
Deferred tax expense (income)	181,127	269,618	113,025
Other provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	178,104	154,340
Deferred tax expense (income)	R$ 23,764	R$ 86,845	R$ 34,211